Selected Daily Government Fund A series of Selected Capital Preservation Trust CLASS / Ticker: S (SDGXX), D (SGDXX)

SUMMARY PROSPECTUS May 1, 2010

Before you invest, you may want to review Selected Daily Government Fund’s statutory prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s statutory prospectus and other information about the fund online at http://www.selectedfunds.com/prospectus.html. You can also get this information at no cost by calling 1-800-243-1575. The current statutory prospectus and statement of additional information dated May 1, 2010, and most recent shareholder report are incorporated by reference into this summary prospectus. Click here to view the fund’s statutory prospectus or statement of additional information.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Investment Objective

Selected Daily Government Fund’s investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity.

Fees and Expenses of Selected Daily Government Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Selected Daily Government Fund.

Shareholder Fees	Class S	Class D
(fees paid directly from your investment)	shares	shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a	Class S	Class D
percentage of the value of your investment)	shares	shares

Management Fees	0.30%	0.30%

Distribution and/or service (12b-1) Fees	0.25%	0.00%

Other Expenses	0.82%	0.37%

Total Annual Operating Expenses	1.37%	0.67%

Less Fee Waiver or Expense Reimbursement(1)	(1.11)%	(0.41)%

Net Expenses	0.26%	0.26%

(1) The Adviser is contractually committed to waive fees and/or reimburse the fund’s expenses such that net investment income will not be less than zero until May 1, 2011. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to May 1, 2011, without the consent of the board of directors.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Selected Daily Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S shares	$139	$434	$750	$1,646

Class D shares	$68	$214	$373	$835

Principal Investment Strategies

The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the fund will be successful in maintaining a $1.00 share price.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Principal Risks of Investing in Selected Daily Government Fund

The principal risks of investing in the fund are:

Variable Current Income: The income which the fund pays to investors is not stable.

Interest Rate Sensitivity: If a security pays a fixed interest rate, and market rates increase, the value of the fixed-rate security generally declines.

Fees and Expenses risk: All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the fund seeks

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to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance Results

The bar chart below provides some indication of the risks of investing in the Selected Daily Government Fund by showing how the fund’s investment results have varied from year to year. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated information on the fund’s results can be obtained by visiting www.selectedfunds.com or by calling 1-800-243-1575.

After-tax returns are shown only for Class S shares; after-tax returns for Class D shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class S shares

Selected Daily Government Fund
Annual Total Returns for Class S Shares
for the years ended December 31

Highest/Lowest quarterly results during this time period were:
Highest quarter  1.52% September 30, 2000
Lowest quarter   0.00% December 31, 2009

Selected Daily Government Fund Average Annual Total Returns for the periods ended December 31, 2009

	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class

Class S shares	0.20%	2.72%	2.56%	N/A

Class D shares	0.29%	2.97%	N/A	2.75%

Selected Daily Government Fund Yield, Class S Shares as of December 31, 2009

7-Day SEC Yield	0.00%

You can obtain Selected Daily Government Fund’s most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-243-1575, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Investment Adviser

Davis Selected Advisers, L.P. serves as Selected Daily Government Fund’s investment adviser.

Sub-Adviser

Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the Adviser, serves as the fund’s sub-adviser.

Portfolio Managers

Portfolio Managers	Primary Title with Investment
Experience with this Fund	Adviser or Sub-Adviser

Creston King Since August 1999	Vice President, Davis Selected Advisers-NY

Purchase and Sale of Fund Shares

	Class S Shares	Class D Shares
Minimum Initial Investment	$1,000	$10,000	(1)
Minimum Additional Investment	$25	$25

(1) Class D shares may not be available for purchase through some financial intermediaries.

You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Selected Funds c/o State Street Bank and Trust Company, P.O. Box 8243, Boston, MA 02266-8243, telephoning 1-800-243-1575 or accessing Selected Funds’ website (www.selectedfunds.com).

Tax Information

Distributions may be taxed as ordinary income or capital gains by federal, state and local authorities. Generally, the fund does not distribute capital gains. Redemptions, including exchanges, will not normally result in a capital gain or loss for federal or state income tax purposes.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Selected Daily Government Fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the fund’s statutory prospectus or statement of additional information.

Investment Company Act File No. 811-5240

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Davis Selected Advisers, L.P. 2949 East Elvira Road, Suite 101 Tucson, AZ 85756 800-243-1575 selectedfunds.com